Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 299,751
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	7,066,522	7,066,522
Preferred stock issued	3,965,691	3,965,691
Preferred stock outstanding	3,965,691	3,965,691
Common stock no par value (in Euros)		€ 1
Common stock authorized	385,396,450	385,396,450
Common stock issued	300,164,922	300,164,922
Common stock outstanding	300,164,922	300,164,922